Acquisitions and disposals (Details Narrative) $ in Millions, $ in Millions			1 Months Ended								12 Months Ended
	Jun. 09, 2026 ARS ($)	Feb. 09, 2026 ARS ($) ft²	Jun. 29, 2026	Jun. 24, 2026 ARS ($)	Feb. 26, 2026 ARS ($)	Oct. 30, 2025 ARS ($)	Oct. 17, 2025 ARS ($)	Sep. 17, 2025 ARS ($)	Jan. 27, 2025 ARS ($)	Jan. 27, 2025 USD ($)	Jun. 30, 2026 ARS ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jan. 28, 2026 ARS ($)
Statement [Line Items]
Investment property additions											$ 3,469,474.0	$ 3,210,643.0
Cost of goods and services sold											338,476.0	301,863.0	$ 342,505.0
Imputed interest											14,306.0	12,562.0	$ 121,635.0
Property, plant and rquipment gross											925,756.0	951,768.0
Lease liabilities											161,152.0	$ 160,666.0
Acquisition Of The Al Oeste Shopping [Member]
Statement [Line Items]
Intangible assets								$ 1.0
Investment properties								15,567.0
Purchase price amount								9.0
Cash paid for acquisition								4.5
Imputed interest								$ 1,347.0
Sale Of Land Plot In Pilar [Member]
Statement [Line Items]
Investment properties							$ 104.0
Property, plant and rquipment gross							1.2
Foreign currency transaction amount							$ 2,106.0
Property Acquisition [Member]
Statement [Line Items]
Purchase price amount						$ 6.8
Cordoba Land Plot Barter Agreement [Member]
Statement [Line Items]
Fair value of assets acquired														$ 3,707.0
Soleil Lease Agreement [Member]
Statement [Line Items]
Acquired property total area | ft²		6,200
Right-of-use assets term of the lease		50 years
Lease liabilities		$ 4,902.0
Corporate Reorganization Of We Are Appa SA Into Shefa Investment [Member]
Statement [Line Items]
Equity securities without readily determinable fair value, amount											$ 1,334.0
Ownership interest held by the Group											89.44%
Acquisition of Los Gallegos Shopping Mall [Member]
Statement [Line Items]
Percentage of voting interest acquired	100.00%
Business combination consideration transferred	$ 18,990.0
Cash paid	17,583.0
Other liabilities current	1,407.0
Investment property additions	1,909.0
Payments to acquire investment property	478.0
Amount payable for acquisition of investment property	$ 1,432.0
Zetol LTD Transaction Boating Trust [Member]
Statement [Line Items]
Estimated value of transferred amount				$ 8.6
Revenue from sale of trading properties				12,377.0
Cost of goods and services sold				1,296.0
Gain (Loss) on sale of trading properties				11,081.0
Inventories				$ 1,296.0
Sale of fraction of Rio do Meio II Farm [Member]
Statement [Line Items]
Description of transactions of sold land											BrasilAgro completed the final stage of the transfer of 1,964 hectares (1,422 productive hectares) of the “Rio do Meio II” farm, a rural property located in the municipality of Correntina, State of Bahia, Brazil. This transaction was recorded as a disposal of "Property, plant and equipment" of these Consolidated Financial Statements, and generated a gain of ARS 203 million
Sale of fraction of Los Pozos Farm [Member]
Statement [Line Items]
Procced from first installment											$ 898.5
Sales agreements, description			Company executed the deed of conveyance corresponding to a parcel of land of the “Los Pozos” farm, located in the province of Salta, with an approximate surface of 3,500 hectares, while retaining a remaining area of approximately 228,200 hectares of said farm.
Transaction amount description			total price agreed for the transaction amounts to USD 6.1 million, equivalent to ARS 8,985 million, to be settled in ten semiannual installments of USD 0.61 million each, equivalent to approximately ARS 898.5 million per installment, with maturities through August 2030. However, possession of the property will be transferred to the buyer only in June 2028; therefore, as of June 30, 2
Sale of fraction of Marangatu Farm [Member]
Statement [Line Items]
Sales agreements, description			Agropecuaria Morotí S.A., a subsidiary of BrasilAgro, entered into a contract for the sale of 921 hectares (501.5 productive hectares) of the “Marangatú II” farm located in the district of Mariscal Estigarribia, Paraguay, for a total amount of USD 1.5 million, equivalent to ARS 2,210 million.
Transaction amount description			total transaction value, USD 0.6 million (ARS 884 million) correspond to the sale of 371.84 hectares (200.5 productive hectares), for which the recognition criteria were met during the fiscal year. Of this amount, USD 0.3 million (ARS 442 million) were collected, while the remaining balance will be settled through three annual installments of USD 0.1 million (ARS 147 million each), maturing in February 2027, 2028 and 2029.
Trade and other receivables											442.0
Gain from disposal of farmlands											$ 430.0
Sale Of Lots And Barter Agreements Ramblas Del Plata [Member]
Statement [Line Items]
Revenue from contract with customer, excluding assessed tax										$ 3.6
Additional cash payment										$ 3.5
Total contigent consideration									$ 8,953.0
Additional sellable square meters values									5,000.0
Cash advances					$ 21,121.0				20,513.0
Gain (Loss) from fair value changes in investment property									$ 1,620.0